SSgA Funds

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Tel: 800-997-7327

Refer To: Joshua A. Weinberg

Direct Line: 617-664-7037

E-Mail: Joshua_Weinberg@SSGA.COM

December 20, 2012	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission

450—5th Street N.W.

Judiciary Plaza

Washington, D.C. 20549

RE:  SSgA Funds (the “Registrant”)

Post Effective Amendment No. 115 Under the Securities Act of 1933,

as amended (the “1933 Act”)

File No. 33-19229

              811-5430

Ladies and Gentlemen:

On behalf of the Registrant, transmitted for filing pursuant to Rule 485(a) of the Securities Act of 1933 is Post-Effective Amendment No. 115 (the “Amendment”) to the Registrant’s Registration Statement. This Amendment is being filed via the EDGAR system.

The purpose of the Amendment is the filing of an amendment to the registration statement regarding the SSgA Tuckerman Active REIT Fund, an existing series of the Registrant.

If you have any questions about the Amendment, please contact the undersigned at (617) 664-7037.

Very truly yours,

/s/ Joshua A. Weinberg

Joshua A. Weinberg

Vice President and Counsel—SSgA Funds Management, Inc.